CONSOLIDATED STATEMENTS OF PARTNERS' CAPITAL - USD ($) $ in Thousands	Total	Bison Midstream	Mountaineer Midstream	Polar Midstream	Drop Down Assets 2016 Acquisition	Class B membership interest	Summit Investments' equity in contributed subsidiaries	Summit Investments' equity in contributed subsidiaries Bison Midstream	Summit Investments' equity in contributed subsidiaries Polar Midstream	Summit Investments' equity in contributed subsidiaries Drop Down Assets 2016 Acquisition	Summit Investments' equity in contributed subsidiaries Class B membership interest	Limited partners, Common	Limited partners, Common Bison Midstream	Limited partners, Common Mountaineer Midstream	Limited partners, Common Class B membership interest	Limited partners, Subordinated	General partner	General partner Bison Midstream	General partner Mountaineer Midstream
Beginning balance at Dec. 31, 2012	$ 1,028,355						$ 209,108					$ 418,856				$ 380,169	$ 20,222
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss) income	47,008						3,424					22,311				20,238	1,035
Distributions to unitholders	(90,196)											(46,286)				(42,107)	(1,803)
Unit-based compensation	2,999					$ 1,243					$ 1,226	2,999			$ 17
Consolidation of net assets		$ 303,168		$ 216,105	$ 21,968			$ 303,168	$ 216,105	$ 21,968
Contributions	2,229						2,229
Purchase of contributed Subsidiaries		$ (200,000)	$ 100,000					$ (248,914)					$ 47,936	$ 98,000				$ 978	$ 2,000
Assets contributed to Red Rock Gathering from Summit Investments	0
Contribution of net assets/excess of acquired carrying value over consideration paid	56,535						(56,535)					28,558				26,846	1,131
Cash advance from Summit Investments to contributed subsidiaries, net	(50,087)						(50,087)
Capitalized interest allocated to contributed subsidiaries from Summit Investments	2,539						2,539
Capitalized interest allocated to contributed subsidiaries from Summit Investments	22,380						22,380
Capital expenditures paid by Summit Investments on behalf of contributed subsidiaries	52						52
Repurchase of DFW Net Profits Interests and SMLP LTIP units	(11,957)											(5,859)				(5,859)	(239)
Ending balance at Dec. 31, 2013	1,395,806						426,663					566,532				379,287	23,324
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss) income	(47,368)						(23,376)					(15,948)				(11,169)	3,125
Distributions to unitholders	(122,224)											(67,658)				(49,796)	(4,770)
Unit-based compensation	4,696					1,145					1,145	4,696
Tax withholdings on vested SMLP LTIP awards	(656)											(656)
Issuance of common units, net of offering costs	197,806											197,806
Contributions	4,235																4,235
Purchase of contributed Subsidiaries	(307,941)						(307,941)
Excess of purchase price over acquired carrying value of Red Rock Gathering							66,124					(37,910)				(26,891)	(1,323)
Assets contributed to Red Rock Gathering from Summit Investments	4,233											2,426				1,722	85
Contribution of net assets/excess of acquired carrying value over consideration paid	0
Cash advance from Summit Investments to contributed subsidiaries, net	674,383						674,383
Capitalized interest allocated to contributed subsidiaries from Summit Investments	1,310						1,310
Capitalized interest allocated to contributed subsidiaries from Summit Investments	24,884						24,884
Capital expenditures paid by Summit Investments on behalf of contributed subsidiaries	597						597
Repurchase of DFW Net Profits Interests and SMLP LTIP units	(228)											(228)
Ending balance at Dec. 31, 2014	1,830,678						863,789					649,060				293,153	24,676
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss) income	(222,228)						(30,016)					(123,817)				(71,793)	3,398
Distributions to unitholders	(152,074)											(86,880)				(55,410)	(9,784)
Unit-based compensation	6,174					$ 843					$ 843	6,174
Tax withholdings on vested SMLP LTIP awards	(1,616)											(1,616)
Issuance of common units, net of offering costs	221,977											221,977
Contributions	4,737																4,737
Purchase of contributed Subsidiaries	(285,677)						(285,677)
Assets contributed to Red Rock Gathering from Summit Investments	0
Contribution of net assets/excess of acquired carrying value over consideration paid	0						(130,367)					80,079				47,681	2,607
Cash advance from Summit Investments to contributed subsidiaries, net	320,527						320,527
Capitalized interest allocated to contributed subsidiaries from Summit Investments	1,079						1,079
Capitalized interest allocated to contributed subsidiaries from Summit Investments	22,879						22,879
Capital expenditures paid by Summit Investments on behalf of contributed subsidiaries	0
Ending balance at Dec. 31, 2015	$ 1,747,299						$ 763,057					$ 744,977				$ 213,631	$ 25,634